Stock-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2016
Share-based Compensation [Abstract]
Stock-based compensation

The following table summarizes stock-based compensation expense recognized during 2016, 2015 and 2014:

Year Ended December 31,	2016	2015	2014
(Dollars in millions)
Stock option awards	$16	$18	$16
Restricted stock unit awards	24	20	18
Performance share awards	–	–	–
Deferred compensation bonus and matching stock unit awards	1	1	1
Awards under Non-Employee Director compensation plan	1	1	1
Total stock-based compensation, before income taxes	42	40	36
Income tax benefit	(16)	(15)	(14)
Total stock-based compensation expense, net of income taxes	$26	$25	$22

Stock-based compensation, allocation by financial statement line item

The following table provides a summary of the stock-based compensation expense included in the Consolidated Statement of Operations for the years ended:

December 31,	2016	2015	2014
(Dollars in millions)
Selling, general and administrative expense	$39	$37	$33
Cost of services and products	3	3	3
Total stock-based compensation	$42	$40	$36

Stock-based compensation, fair value assumptions

TDS estimated the fair value of stock options granted in 2016, 2015 and 2014 using the Black Scholes valuation model and the assumptions shown in the table below:

	2016	2015	2014
Expected life	6.2 years	6.1 years	5.8 years
Expected annual volatility rate	30.3%	30.8%	39.6%
Dividend yield	2.0%	1.9%	2.0%
Risk-free interest rate	1.3%	1.8%	1.8%
Estimated annual forfeiture rate	2.7%	3.2%	2.9%

U.S. Cellular estimated the fair value of stock options granted during 2016, 2015 and 2014 using the Black-Scholes valuation model and the assumptions shown in the table below.

	2016	2015	2014
Expected life	4.7 years	4.6 years	4.5 years
Expected annual volatility rate	30.5%	30.1%	28.0%-28.1%
Dividend yield	0%	0%	0%
Risk-free interest rate	1.2%	1.2%	1.4%-1.5%
Estimated annual forfeiture rate	9.4%	9.7%	9.4%

Summary of stock options

A summary of TDS stock options (total and portion exercisable) and changes during 2016 is presented in the tables and narrative below.

				Weighted
				Average
		Weighted	Aggregate	Remaining
		Average	Intrinsic	Contractual
	Number of	Exercise	Value	Life
Common Share Options	Options	Prices	(in millions)	(in years)
Outstanding at December 31, 2015	9,135,000	$30.29
(6,009,000 exercisable)		32.54
Granted	694,000	29.45
Exercised	(562,000)	22.92
Forfeited	(67,000)	28.13
Expired	(523,000)	42.56
Outstanding at December 31, 2016	8,677,000	$29.98	$19	4.8
(6,167,000 exercisable)		$30.59	$17	3.3

A summary of U.S. Cellular stock options outstanding (total and portion exercisable) and changes during 2016 is presented in the table below:

				Weighted
				Average
		Weighted	Aggregate	Remaining
		Average	Intrinsic	Contractual
	Number of	Exercise	Value	Life
Common Share Options	Options	Price	(in millions)	(in years)
Outstanding at December 31, 2015	4,102,000	$40.62
(1,849,000 exercisable)		44.33
Granted	898,000	45.87
Exercised	(541,000)	35.34
Forfeited	(197,000)	39.08
Expired	(289,000)	50.06
Outstanding at December 31, 2016	3,973,000	$41.92	$14	6.8
(1,937,000 exercisable)		$42.54	$7	5.0

Summary of nonvested restricted stock units

A summary of TDS nonvested restricted stock units and changes during 2016 is presented in the table below:

Common Restricted Stock Units	Number	Weighted Average
		Grant Date
		Fair Value
Nonvested at December 31, 2015	1,044,000	$24.70
Granted	452,000	$27.87
Vested	(341,000)	$21.26
Forfeited	(25,000)	$26.46
Nonvested at December 31, 2016	1,130,000	$26.97

A summary of U.S. Cellular nonvested restricted stock units at December 31, 2016 and changes during the year then ended is presented in the table below:

Common Restricted Stock Units	Number	Weighted Average
		Grant Date
		Fair Value
Nonvested at December 31, 2015	1,194,000	$36.70
Granted	571,000	43.32
Vested	(348,000)	31.52
Forfeited	(107,000)	39.28
Nonvested at December 31, 2016	1,310,000	$40.74

Summary of nonvested performance share awards

A summary of TDS nonvested Performance Shares and changes during 2016 is presented in the table below:

Common Performance Shares	Number	Weighted Average
		Grant Date
		Fair Value
Nonvested at December 31, 2015	–	$–
Granted	97,000	$29.45
Nonvested at December 31, 2016	97,000	$29.45